VLCC Acquisition (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 10, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Purchase price: [Abstract]
Cash consideration	$ 134,270	$ 0	$ 0	$ 134,270
Equity issuance		0	0	9,513
Total purchase price		0	0	143,783
Fair Value of assets and liabilities acquired
Vessels		0	0	419,500
Deposits for vessel acquisitions		0	0	62,575
Favorable lease terms		0	0	57,070
Current Assets including cash of $32,232		0	0	35,716
Current liabilities		0	0	(16,387)
Long-term debt assumed (including current portion)		0	0	(410,451)
Unfavorable lease terms		0	0	(5,819)
Fair value of net assets acquired		0	0	142,204
Goodwill		$ 0	$ 0	$ 1,579